Fair Value Measurements - Narrative (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value option, debt securities	[1]	$ 2,173,000,000	$ 1,711,000,000
Notes issued by consolidated variable interest entities, at fair value under fair value option	[1]	1,732,000,000	1,404,000,000
Debt securities		44,762,000,000	53,375,000,000
Transfers from Level 3 to Level 2		5,000,000	59,000,000
Transfers from Level 2 to Level 3		53,000,000	27,000,000
Transfers in and/or (out of ) Level 3		$ 9,000,000	0
FHLBI capital stock, stock price (in usd per share)		$ 100
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notes issued by consolidated variable interest entities, at fair value under fair value option		$ 0	0
Unobservable Inputs | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities		9,000,000	2,000,000
Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notes issued by consolidated variable interest entities, at fair value under fair value option		1,732,000,000	1,404,000,000
Debt securities		44,762,000,000	53,375,000,000
Policy loans
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value option, assets carrying amount		4,160,000,000	3,632,000,000
Variable Interest Entity, Primary Beneficiary
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value option, debt securities		2,014,000,000	1,546,000,000
Notes issued by consolidated variable interest entities, at fair value under fair value option		$ 1,732,000,000	$ 1,404,000,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.